RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS - Schedule of changes in the fair value of warrant liabilities (Details) - USD ($)		1 Months Ended	2 Months Ended	5 Months Ended
	Aug. 04, 2020	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2020
Public warrants [Member]
Restatement of Previously Issued Financial Statements (Details) - Schedule of changes in the fair value of warrant liabilities [Line Items]
Initial measurement on August 4, 2020, pro forma for overallotment	$ 6,584,000
Change in valuation inputs or other assumptions			$ (879,000)	$ 6,267,000
Fair value		$ 5,705,000		12,851,000
Private Placement [Member]
Restatement of Previously Issued Financial Statements (Details) - Schedule of changes in the fair value of warrant liabilities [Line Items]
Initial measurement on August 4, 2020, pro forma for overallotment	4,364,000
Change in valuation inputs or other assumptions			(601,000)	4,304,000
Fair value		3,763,000		8,668,000
Warrant Liabilities [Member]
Restatement of Previously Issued Financial Statements (Details) - Schedule of changes in the fair value of warrant liabilities [Line Items]
Initial measurement on August 4, 2020, pro forma for overallotment	$ 10,948,000
Change in valuation inputs or other assumptions			$ (1,480,000)	10,571,000
Fair value		$ 9,468,000		$ 21,519,000